Capital (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Classes of Share Capital
Share Capital		Share premium	Number of shares		Nominal value
	$ in thousands					in $
Balance as of January 1, 2015	2,014		263,100	29,446,721		0.05
Capital increase by issuance of common shares (IPO Nasdaq)	297		209,899	5,500,000		—
Capital increase by issuance of ordinary shares (BSA, BSPCE, SO and free shares)	13		4,325	231,893		—
Non-cash stock based compensation expense	—		32,614	—		—

Balance as of December 31, 2015	2,323		509,938	35,178,614		0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE, and free shares)	9		723	156,446		—
Non-cash stock based compensation expense	—		57,524	—		—

Balance as of December 31, 2016	2,332		568,185	35,335,060		0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE, SO and free shares)	35		2,921	625,002		—
Share based compensation	—		42,968	—		—
Other movements	—		(37)	—		—

Balance as of December 31, 2017	2,367		614,037	35,960,062		0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares oustanding as of 01/01/2017	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2017	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2017
07/20/2007	BSPCE C	126,292	—	126,179	113	—	—	—
02/28/2008	BSPCE D	1,867	—	—	—	1,867	1,939	1,867
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702
03/19/2013	Free shares	2,000	—	2,000	—	—	—	—
01/08/2015	Free shares	50,000	—	50,000	—	—	—	—
03/12/2014	Free shares	440,550	—	414,950	10,000	15,600	15,600	—
03/24/2015	Stock Options	1,763,840	—	—	14,785	1,749,055	1,749,055	1,206,528
03/27/2015	BSA	180,000	—	—	—	180,000	180,000	120,000
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	33,333
09/08/2015	BSA	274,200	—	—	—	274,200	274,200	182,800
09/08/2015	Stock Options	1,868,800	—	—	66,800	1,802,000	1,802,000	1,061,625
03/14/2016	BSA	187,200	—	—	—	187,200	187,200	62,400
03/14/2016	Stock Options	2,030,587	—	17,544	67,095	1,945,948	1,945,948	799,849
10/28/2016	BSA	188,000	—	—	40,000	148,000	148,000	49,333
10/28/2016	Stock Options	2,773,028	—	14,329	143,098	2,615,601	2,615,601	754,770
11/10/2017	BSA	—	240,000	—	—	240,000	240,000	—
11/10/2017	Stock Options	—	1,220,000	—	—	1,220,000	1,220,000	—
Total		9,956,066	1,460,000	625,002	341,891	10,449,173	10,450,007	4,292,208

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest

The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2016	2017
	$ in thousands
Revenue	585	747
Net Profit (Loss)	(8,732)	(18,837)

Net Profit (Loss) attributable to NCI	—	(4,315)

Other comprehensive income	1,259	(5,856)
Total comprehensive income	(7,473)	(24,693)

Total comprehensive income attributable to NCI	(12)	(4,723)

Current assets	5,626	59,753
Non-current assets	10,967	2,072
Current liabilities	1,746	3,027
Non-current liabilities	—	—

Net assets	18,339	64,852

Net assets attributable to NCI	—	13,145